As filed with the Securities and Exchange Commission on March 21, 2025

Registration No. 333-276475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.   ☐

Post-Effective Amendment No. 3 ☒

(Check appropriate box or boxes.)

MassMutual Ascend Life Insurance Company

(Name of Insurance Company)

191 Rosa Parks Street, Cincinnati, Ohio 45202

(513) 361-9000

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

John P. Gruber

MassMutual Ascend Life Insurance Company

191 Rosa Parks Street, Cincinnati, Ohio 45202

(513) 361-9000

(Name, Address, including zip code, and telephone number, including area code, of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously after the registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2025, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment is to delay the effective date of Post-Effective Amendment No. 2 to Registration Statement File No. 333-276475 filed on February  28, 2025. Parts A, B and C of Amendment No. 2 are incorporated by reference herein.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on March 21, 2025.

MassMutual Ascend Life Insurance Company

March 21, 2025	By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-4 for the Individual Index-linked Modified Single Premium Deferred Annuity Contracts has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date
/s/ Dominic L. Blue*	Director Chief Executive Officer (principal executive officer)	March 21, 2025
Dominic L. Blue*

/s/ Susan M. Cicco*	Director	March 21, 2025
Susan M. Cicco*

/s/ Geoffrey J. Craddock*	Director	March 21, 2025
Geoffrey J. Craddock*

/s/ Roger W. Crandall*	Director	March 21, 2025
Roger W. Crandall*

/s/ Mary Jane Fortin*	Chief Financial Officer (principal financial officer) Director	March 21, 2025
Mary Jane Fortin*

/s/ Vy Ho*	Director	March 21, 2025
Vy Ho*

/s/ Paul A. LaPiana*	Director	March 21, 2025
Paul A. LaPiana*

/s/ Sears Merritt*	Director	March 21, 2025
Sears Merritt*

/s/ Mark F. Muething*	President Director	March 21, 2025
Mark F. Muething*

/s/ Michael J. O’Connor*	Director	March 21, 2025
Michael J. O’Connor*

/s/ Eric W. Partlan*	Director	March 21, 2025
Eric W. Partlan*

/s/ Brian P. Sponaugle	Principal Accounting Officer	March 21, 2025
Brian P. Sponaugle

*By: /s/ John P. Gruber	As Attorney-in-Fact pursuant to powers of attorney filed herewith
John P. Gruber

Date: March 21, 2025